Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]
9. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Borrower(s)			2010	2011
____________			__________	__________
1.	Credit Facility		845,758	857,055
			__________	__________
2.	Term Loans:
	1.	Lang Shipping Co	—	—
	2.	Mera Shipping Co., Convey Shipping Co., Douro Shipping Co., Cornas Shipping Co.	—	—
	3.	Costis Maritime Corporation and Christos Maritime Corporation	127,500	118,500
	4.	Mas Shipping Co	68,000	62,250
	5.	Montes Shipping Co. and Kelsen Shipping Co	126,000	114,000
	6.	Marathos Shipping Inc	9,500	5,700
	7.	Capetanissa Maritime Corporation	70,000	65,000
	8.	Rena Maritime Corporation	67,500	62,500
	9.	Bullow Investments Inc	6,500	3,500
	10.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co., Volk Shipping Co	20,979	10,437
	11.	Costamare Inc.	—	79,538
	12.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	—	—
	13.	Costamare Inc.	—	26,740
	14.	Undine Shipping Co., Quentin Shipping Co., Sander Shipping Co.	—	22,920
	15.	Raymond Shipping Co. and Terance Shipping Co.	—	15,280
	16.	Costamare Inc.	—	—
			__________	__________
			495,979	586,363
			__________	__________
		Total	1,341,737	1,443,420
		Less-current portion	(114,597)	(153,176)
			__________	__________
		Long-term portion	1,227,140	1,290,244
			~~__________~~	~~__________~~
1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay existing indebtedness. The Facility is comprised of (a) a revolving credit facility of an amount of up to $300,000 and (b) a term loan facility of an amount of up to $700,000. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Upon the sale of MSC Antwerp in May 2009, the Company repaid $10,655 of the Facility. On April 4, 2011, the Company, following the sale of vessel MSC Namibia, repaid $6,610 of the Facility. Furthermore, on April 11, 2011, the Company drew down the amount of $80,853 under the Facility, which equaled the undrawn balance of the Facility as of that date of $74,242 and the amount of $6,610 discussed above. The drawdown was secured by a first priority mortgage on vessel Cosco Hellas. The undrawn balance of the Facility as of December 31, 2011, was $nil.
The outstanding balance of the Facility as of December 31, 2011, is repayable in 26 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $272,757 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.
On June 22, 2010, the Company entered into the second supplemental agreement to the Facility, which provided that during a two-year period ending December 31, 2011, (i) the Security Requirement ratio is reduced from 125% to 80% and the minimum cash amount equal to 3% of the loan outstanding (maintained in accordance with the Facility) is included in the Security Requirement calculation, (ii) the payment of interest at an increased margin over LIBOR during the period from June 15, 2010 to December 31, 2011, half of which (amounting to $ 2,995) was paid upfront upon execution of the supplemental agreement and is included in Deferred charges, net and is amortized through December 31, 2011, and (iii) subject to no Event of Default having occurred and being continuing, no lenders' consent shall be required for the payment of dividends if the ratio of Total Liabilities (after deducting all Cash and Cash Equivalents) to Market Value Adjusted Total Assets (after deducting all Cash and Cash equivalents) does not exceed 0.80:1.
The Facility, as of December 31, 2011, was secured with, among other things, first priority mortgages over 17 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 17 ship-owning companies.
The Facility and certain of the term loans described under 9.2 below include among others, financial covenants requiring (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to be greater than 0.75 to 1.00; (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not be less than 2.50 to 1 and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, shall exceed $500,000. The Company's other term loans described under 9.2 below also contain financial covenants that are either equal to or less stringent than the foregoing financial covenants.
2. Term loans:
1. In September 2008, Lang Shipping Co. entered into a loan agreement with a bank for an amount of up to $10,450, in order to partly finance, as part of the internal reorganization process (Note 1), the acquisition cost of the vessel MSC Challenger. The loan was repaid on November 18, 2010.
2. In August 2008, Mera Shipping Co., Convey Shipping Co., Douro Shipping Co. and Cornas Shipping Co. entered into a loan agreement with a bank for an amount of up to $16,088, in order to partly finance, as part of the internal reorganization process (Note 1), the acquisition cost of the vessels MSC Sierra, MSC Austria, MSC Germany and MSC Mexico. The loan was repaid on November 18, 2010.
3. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost the vessels Sealand New York and Sealand Washington. As at December 31, 2011, the outstanding balance of the loan of $118,500 is repayable in 13 equal semi-annual installments of $4,500, each from May 2012 to May 2018 and a balloon payment of $60,000 payable together with the last installment.
4. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at December 31, 2011, the outstanding balance of the loan of $62,250 is repayable in 13 variable semi-annual installments from February 2012 to February 2018 and a balloon payment of $10,000 payable together with the last installment.
5. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at December 31, 2011, the outstanding balance of the loan of $114,000 is repayable in 12 semi-annual installments of $6,000 each from June 2012 to December 2017 and a balloon payment of $42,000 payable together with the last installment.
6. In June 2006, Marathos Shipping Inc. entered into a loan agreement with a bank for an amount of up to $24,800, in order to partly finance the acquisition cost of the vessel Maersk Mandraki. As at December 31, 2011, the outstanding balance of the loan of $5,700 is repayable in 3 equal semi- annual installments of $1,900 each, from February 2012 to February 2013.
7. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at December 31, 2011, the outstanding balance of the loan of $65,000 is repayable in 14 equal semi-annual installments of $2,500 each from February 2012 to August 2018 and a balloon payment of $30,000 payable together with the last installment.
8. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at December 31, 2011, the outstanding balance of the loan of $62,500 is repayable in 13 equal semi-annual installments of $2,500 each from February 2012 to February 2018 and a balloon payment of $30,000 payable together with the last installment.
9. In February 2005, Bullow Investments Inc. entered into a loan agreement with a bank for an amount of up to $31,000 in order to partly finance the acquisition cost of the vessel Maersk Mykonos. As at December 31, 2011, the outstanding balance of the loan of $3,500 is repayable in 3 variable semi-annual installments from February 2012 to February 2013.
10. In December 2009, Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co., and Volk Shipping Co. entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Gather, Garden, Genius and Gifted. Following the sale of Garden (Note 7) in December 2011, the Company repaid the amount of $2,921. As at December 31, 2011, the outstanding balance of the loan of $10,437 is repayable in 2 semi-annual installments of $3,811 each from June 2012 to December 2012 and a balloon payment of $2,815 payable together with the last installment.
11. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which will be available for drawing for a period up to 18 months. As of December 31, 2011, the Company has drawn the amount of $38,500 (tranche a) and the amount of $42,000 (tranche b) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos and MSC Methoni, respectively. As at December 31, 2011, the outstanding balance of the tranche (a) of the loan of $37,537.5 is repayable in 31 quarterly installments of $962.5 from February 2012 to November 2018 and a balloon payment of $7,700 payable together with the last installment. As at December 31, 2011, the outstanding balance of the tranche (b) of the loan of $42,000 is repayable in 32 quarterly installments of $1,050 from January 2012 to October 2019 and a balloon payment of $8,400 payable together with the last installment.
12. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of hulls H1068A, H1069A and H1070A (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of December 31, 2011, the Company did not draw any amounts under this credit facility.
13. On April 7, 2011, Costamare Inc., as borrower, concluded a credit facility with a consortium of banks, for an amount up to the lesser of $140,000 and the 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of hulls S4010 and S4011 (Note 6). The credit facility is repayable in 16 consecutive quarterly installments, the first 15 (1-15) in the amount of 1/30 of the loan outstanding commencing at the time of delivery of hulls S4010 and S4011, and final installment in an amount equal to the 50% of the loan outstanding at the time of delivery of hulls S4010 and S4011. On April 18, 2011, the Company drew down an amount of $26,740 in order to partly refinance the first pre-delivery installment of hulls S4010 and S4011.
14. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of hulls S4020, S4022 and S4024 (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,273.3 per tranche each, and a final (twenty- eighth) installment of $42,020 per tranche. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of hulls S4020, S4022 and S4024.
15. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 for the financing part of the construction and acquisition cost of hulls S4021 and S4023 (Note 6). The drawdown of the facility will be made in two tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,364.3 per tranche each, and a final (twenty-eighth) installment of $39,563.9 per tranche. On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of hulls S4021 and S4023.
16. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, which will partly finance the aggregate market value of eleven vessels in its fleet. The term loan is available to the Company up to September 30, 2012. As of December 31, 2011, the Company did not draw any amounts under this loan facility.
The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignment of all insurances and earnings of the mortgaged vessels and (c) corporate guarantee of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
The annual principal payments required to be made after December 31, 2011, are as follows:

Year ending December 31,	Amount
_______________________________________	___________
2012	153,176
2013	162,961
2014	168,445
2015	147,379
2016	137,190
2017 and thereafter	674,269
___________
1,443,420
~~___________~~

The interest rates of Costamare's long-term debt at December 31, 2009, 2010 and 2011 were in the range of 1.56%-6.75%, 1.31%-6.75% and 1.21%-6.75%, respectively. The weighted average interest rate as at December 31, 2009, 2010 and 2011 was 4.30%, 4.59% and 4.8%, respectively.
Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 15) for 2009, 2010 and 2011 amounted to $82,074, $71,323 and $73,597, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amounts $466 and $1,616 for 2009 and 2010, respectively, was capitalized and is included in Vessels, net in the accompanying 2009 and 2010 consolidated balance sheets. Of the above amount incurred in 2011, $5,525 was capitalized and is included in (a) Advances for vessel acquisitions ($2,773) and (b) in the statement of comprehensive income (loss) ($2,752), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the accompanying 2011 consolidated balance sheet.